Equity	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Number of shares issued

(in shares)	December 31, 2023	December 31, 2022	December 31, 2021
On issue at January 1	220,024,713	220,024,713	220,024,713
On issue at December 31 - fully paid	220,024,713	220,024,713	220,024,713

As at December 31, 2023, the share capital is represented by 220,024,713 shares. The shares have no nominal value.
As at December 31, 2023, the authorized share capital not issued amounts to $83,898,616 (2022 and 2021: $83,898,616) or the equivalent of 77,189,888 shares (2022 and 2021: 77,189,888 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The hedging instruments were as follows:

	2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	—	—	—	(314)	(1,456)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	—	—	—	(1,256)	(3,860)
$713.0 million facility	—	—	—	(4,823)	(12,599)
$73.45 million facility - Cedar and Cypress	—	—	—	(298)	(5,167)
$150.0 million facility	93,607	1,286	146	(1,108)	—
$447.0 million facility	—	—	—	1,635	(1,635)
Fx swaps
Fx Euro hedge	—	—	—	—	(1,032)
Total	93,607	1,286	146	(6,164)	(25,749)

	2022
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	56,838	1,791	—	4,757
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	60,164	5,202	—	3,830
$713.0 million facility	223,667	17,819	—	12,859
$73.5 million facility - Cedar and Cypress	71,155	5,465	—	5,465
$150.0 million facility	106,310	2,249	—	2,249
Forward cap contracts
Cap options	—	—	—	466
Fx swaps
Fx Euro hedge	18,398	1,032	—	1,032
Total	536,532	33,558	—	32,293

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of $86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the underlying $173.6 million facility. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss. $(1.8) million has been recognized in total in OCI in 2023.

As part of the fuel hedging program, the Group entered during 2023 and 2022 into several commodity swaps and futures in connection with its low sulfur fuel oil project for a combined notional value of $72.2 million and $158.8 million, respectively. These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when the title to the low sulfur fuel is actually transferred. These instruments do not qualify as hedging instruments in a cash flow hedge relationship under IFRS9. The changes in fair value are directly recognized in profit or loss.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Corpus Christi and Cap Port Arthur), entered on October 26, 2020 in two IRSs for a combined notional value of $70.1 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the underlying $173.6 million facility. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss. $(5.1) million has been recognized in total in OCI in 2023.

The Group entered in the second half of 2020 in six Interest Rate Swaps (IRSs) for a combined notional value of $237.2 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate in connection with the $713.0 million sustainability linked loan and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss. $(17.4) million has been recognized in total in OCI in 2023.

The Group entered on January 26, 2022 into an interest rate swap agreement, in relation to the $73.45 million term loan which had been concluded for the acquisition of the Suezmaxes Cedar and Cypress for a notional value of $73.45 million. This IRS is used to hedge the risk related to the fluctuation of the LIBOR rate and qualifies as hedging instrument in a cash flow hedge relationship under IFRS 9. This instrument has been measured at fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. This IRS is matching the repayment profile of the underlying $73.45 million facility. On November 24, 2023 this hedge has been unwound due to the repayment of the underlying facility and has been recognized in profit or loss. $(5.5) million has been recognized in total in OCI in total in 2023.
The Group, in connection to the $150.0 million facility raised on June 21, 2022, entered into several Interest Rate Swaps (IRSs) for a combined notional value of $109.4 million. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the facility and mature on March 29, 2030. The notional value of these instruments at December 31, 2023 amounted to $93.6 million. The fair value of these instruments at December 31, 2023 amounted to $1.1 million (see Note 13 and 19) and $(1.1) million has been recognized in OCI in 2023.

The Group, in connection to the $447.0 million facility raised on December 6, 2022, entered into two Interest Rate Swaps (IRSs) for a combined notional value of $70.0 million. These IRSs are used to hedge the risk related to the fluctuation of the SOFR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and has been recognized in profit or loss.

The Group entered on August 22, 2022 into four Fx Swaps to hedge 20% of the short position for 2023 and entered into several Fx Swap transactions during the first half 2023. These Fx Swaps are used to hedge the risk related to the fluctuation of EUR/USD, as a large part of the operational expenses are euro expenses while the income generated is in USD. The hedges qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. All these hedges matured in 2023. $(1.0) million has been recycled into P&L in 2023.

Treasury shares
As of December 31, 2023 Euronav owned 17,790,716 of its own shares, compared to 18,241,181 of shares owned on December 31, 2022. In the twelve months period ended December 31, 2023, Euronav transferred 450,465 shares to members of the Management Board in accordance with the Long Term Incentive Plan 2020, Long Term Incentive Plan 2021, Long Term Incentive Plan 2022 and Long Term Incentive Plan 2023.
Distributions
During its meeting of May 10, 2023, the Supervisory Board of Euronav approved an interim dividend for the first quarter of 2023 of $0.70 per share. The interim dividend of $0.70 per share was payable as from June 20, 2023. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

On May 17, 2023, the Annual Shareholders' meeting approved a full year dividend for 2022 of $1.10 per share. This pay out was a combination of a dividend of $0.051 per share and a share premium of $1.049 per share via the issue premium reserve.
During its meeting of August 8, 2023, the Supervisory Board of Euronav approved an interim dividend for the second quarter of 2023 of $0.80 per share. The interim dividend of $0.80 per share was payable as from September 19, 2023. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

During its meeting of November 28, 2023, the Supervisory Board of Euronav approved an interim dividend for the third quarter of 2023 of $0.57 per share. The interim dividend of $0.57 per share was payable as from December 20, 2023. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

On March 20, 2024, the Supervisory Board proposed the Annual Shareholders' meeting be held on May 16, 2024, to distribute $4.57 per share to all shareholders. This distribution is proposed as a combination of a dividend (USD 0.27 per share) and a repayment from the share issue premium (USD 4.30 per share). This distribution approach will be optimal for shareholders as the share issuance payment part of the distribution will represent more than 90% of the distribution. This distribution is exempt from any withholding tax. Together with the shareholders distribution already paid for the first quarter of 2023, the second quarter of 2023 and the third quarter of 2023, the proposed distribution would yield a total of $2.07. This proposal would bring the total return to shareholders to $6.64 for the full year 2023.

The total amount of dividends declared in 2023 was $646.3 million ($24.2 million in 2022 and $24.2 million in 2021) and $630.5 million was paid in 2023 ($24.2 million in 2022 and $24.2 million in 2021).
Long term incentive plan 2015
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2015 a long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units (RSUs), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSUs were granted on February 12, 2015.
Long term incentive plan 2017
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017.
Long term incentive plan 2018

The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018.
Transaction Based Incentive Plan 2019

The Group's Board of Directors (as of February 2020 Supervisory Board) has implemented in 2019 a transaction-based incentive plan for key management personnel. Under the terms of this TBIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the Fair Market Value (FMV) of one share of the Company multiplied by the number of phantom stock units that have vested prior to the settlement date. The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.

Long term incentive plan 2019

The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2019 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (RSUs). The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. In total 152,346 RSUs were granted on April 1, 2019.

Long term incentive plan 2020

The Group's Supervisory Board implemented in 2020 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (RSUs). The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. In total 144,392 RSUs were granted on April 1, 2020.
Long term incentive plan 2021

The Group's Supervisory Board implemented in 2021 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav RSUs. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. In total 193,387 RSUs were granted on April 1, 2021.

Long term incentive plan 2022

The Group's Supervisory Board implemented in 2022 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav RSUs. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2022) and will be settled in shares. In total 163,022 RSUs were granted on April 1, 2022.
Long term incentive plan 2023
The Group's Supervisory Board implemented in 2023 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav RSUs. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2023) and will be settled in shares. In total 66,832 RSUs were granted on April 1, 2023.